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                                                           [METLIFE LETTERHEAD]




METLIFE INVESTORS INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

May 2, 2007

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:MetLife Investors Insurance Company and
   MetLife Investors Variable Annuity Account One
   File Nos. 333-59864/811-05200
   (Class C)
   Rule 497(j) Certification

Commissioners:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Statement of Additional Information ("SAI") and the Supplement to the Prospectus, each dated April 30, 2007 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, SAI and Supplement to the Prospectus dated April 30, 2007 contained in Post-Effective Amendment No. 14 for the Account filed electronically with the Commission on April 19, 2007

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company

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